Related Parties Balances and Transactions	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
Related Parties Balances and Transactions

NOTE 7:- RELATED PARTIES BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2018	March 31, 2018
	Unaudited
Additional paid in capital	$-	$17

Related parties’ expenses:

	For the three months ended June 30
	2018	2017
	Unaudited
Amounts charged to:
General and administrative expenses	$-		$95

Research and Development expenses	$-		$23

Financial expense	$-	$	*	)

*) Represents an amount lower than $1.

NOTE 12:-	RELATED PARTIES BALANCES AND TRANSACTIONS

Balances with related parties:

	March 31,	December 31,
	2018	2017	2016

Convertible Notes (c)	$-	$-	$892

Other accounts payable (b)	-	-	65

Loans from related parties (a)	-	-	379

Additional paid in capital (d)	17	3,393	304

Related parties’ expenses:

	March 31,	Year ended December 31,
	2018	2017	2016
Amounts charged to:

General and administrative expenses (d)	17	3,543	220

Research and Development expenses (b)	-	-	29

Financial expense (a), (c)	$-	$13	$82

a.	On February 10, 2014, AIT signed a loan agreement with one of its stockholders for a total amount of $22. The loan bears an interest of 4% per annum.

In 2016 and 2017, AIT entered into loan agreement with existing stockholders pursuant to which AIT received the amounts of $340 and $57 (the “Stockholder Loans”), respectively, which bears an interest rate of 16% per annum and shall be fully repaid in 12 months from the date each was funded. In the event of full payment of the Stockholder Loans at any time within 90 days of the funding, a minimum interest rate of 4% of the Stockholder Loans shall be paid along with the principal.

For the years ended December 31, 2017 and 2016, AIT recorded expenses regarding all aforesaid loans in the amount of $13 and $10, respectively.

On January 13, 2017, upon the closing of the Merger (see also Note 1b), the holdings of certain of the above stockholders were diluted, and they are no longer considered related parties as of December 31, 2017.

b.	In previous years, the Company entered into consultancy agreements with certain stockholders.

c.	Commencing December 2013, AIT issued the Convertible Notes for which aggregate consideration of $892 was received from related parties (see also Note 7). The Convertible Notes bore an interest rate of 8% per annum compounded annually. Upon the closing of the Merger (see also Note 1b), all of the outstanding Convertible Notes were converted into 1,397,068 shares of Common Stock. For the years ended December 31, 2017 and 2016, the Company recorded finance expenses in the amounts of $0 and $72, respectively.

d.	In November 2016, the Company’s former CEO waived all of his requirements for certain debts of AIT owed to him for a total amount of $304.

In addition, as described in note 11(i), the Company issued restricted shares as well as paid one-time bonus to two of its directors upon the reverse merger transaction.